LEASES (Tables)	6 Months Ended
Jun. 30, 2026
Leases
SCHEDULE OF OPERATING AND FINANCE LEASE RIGHT-OF-USE ASSETS

The Company had entered into an operating lease agreement for factories located in Taiwan.

	As of
	December 31，2025	June 30，2026
		(Unaudited)
Operating lease right-of-use assets, net	$279,627	$251,079

Operating lease liabilities, current	50,084	50,672
Operating lease liabilities, non-current	229,543	200,408
Total operating lease liabilities	$279,627	$251,080

SCHEDULE OF LEASE EXPENSES

The components of lease expense were as follows within the consolidated statements of comprehensive loss:

	For the six months ended June 30,
	2025	2026
	(Unaudited)
Operating lease:
Operating lease expense	$31,458	$31,708
Short-term lease expense	737	2,893
Total operating lease expenses	$32,195	$34,601
Total lease expenses	$32,195	$34,601

SCHEDULE OF SUPPLEMENTAL INFORMATION RELATED TO OPERATING LEASES

Supplemental balance sheet information related to leases was as follows:

	As of
	December 31，2025	June 30，2026
		(Unaudited)
Weighted average discount rate:
Operating lease	5.38%	5.38%
Weighted average remaining lease term:
Operating lease	60 months	54 months

SCHEDULE OF FUTURE MINIMUM RENT PAYABLE UNDER NON-CANCELABLE OPERATING AND FINANCING LEASES

As of June 30, 2026, the future minimum rent payable under non-cancelable operating and financing leases were:

For the six months ended June 30,	Amount
(Unaudited)
The remainder of 2026	$31,476
2027	62,952
2028	62,952
2029 and thereafter	125,903
Total lease payments	283,282
Less: imputed interest	(32,202)
Total operating lease liabilities, net of interest	$251,080